American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
November 30, 2025

Avantis U.S. Equity Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
AerSale Corp.(1)	635	4,108
Astronics Corp.(1)	2,685	146,520
ATI, Inc.(1)	3,729	375,883
Axon Enterprise, Inc.(1)	229	123,692
Boeing Co.(1)	5,745	1,085,805
BWX Technologies, Inc.	4,585	820,165
Carpenter Technology Corp.	1,063	338,608
Curtiss-Wright Corp.	474	267,474
Ducommun, Inc.(1)	89	8,160
General Dynamics Corp.	1,834	626,549
General Electric Co.	7,726	2,305,825
Hexcel Corp.	1,272	96,965
Howmet Aerospace, Inc.	2,751	562,827
Huntington Ingalls Industries, Inc.	493	154,615
Lockheed Martin Corp.	3,392	1,553,061
National Presto Industries, Inc.	103	9,667
Northrop Grumman Corp.	935	535,054
RTX Corp.	9,287	1,624,389
Textron, Inc.	3,994	332,141
TransDigm Group, Inc.	376	511,424
Woodward, Inc.	1,167	350,135
		11,833,067
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	999	158,711
Expeditors International of Washington, Inc.	7,651	1,123,932
FedEx Corp.	7,667	2,113,639
Hub Group, Inc., Class A	2,866	110,542
Radiant Logistics, Inc.(1)	3,821	23,843
United Parcel Service, Inc., Class B	15,712	1,505,052
		5,035,719
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)(2)	10,320	67,802
Aptiv PLC(1)	9,909	768,443
Autoliv, Inc.	4,573	539,568
BorgWarner, Inc.	14,322	616,705
Dana, Inc.	12,070	270,489
Dorman Products, Inc.(1)	1,328	175,655
Gentex Corp.	10,143	231,565
Gentherm, Inc.(1)	1,000	35,670
Goodyear Tire & Rubber Co.(1)	22,093	191,325
LCI Industries	1,029	116,967
Lear Corp.	3,674	394,441
Motorcar Parts of America, Inc.(1)	233	3,071
Patrick Industries, Inc.(2)	1,596	172,719
Phinia, Inc.	2,489	134,630
QuantumScape Corp.(1)(2)	2,508	30,648
Solid Power, Inc.(1)	3,886	20,207
Standard Motor Products, Inc.	889	33,373
Stoneridge, Inc.(1)	1,089	6,218

Visteon Corp.	1,888	194,936
XPEL, Inc.(1)(2)	479	22,264
		4,026,696
Automobiles — 1.4%
Ford Motor Co.	161,986	2,151,174
General Motors Co.	36,738	2,700,978
Harley-Davidson, Inc.	4,686	114,760
Rivian Automotive, Inc., Class A(1)	13,766	232,095
Tesla, Inc.(1)	17,947	7,720,261
Thor Industries, Inc.	1,921	202,896
Winnebago Industries, Inc.	550	19,904
		13,142,068
Banks — 5.1%
1st Source Corp.	704	43,958
ACNB Corp.	274	13,262
Amalgamated Financial Corp.	1,351	39,652
Amerant Bancorp, Inc.	864	16,252
Ameris Bancorp	1,895	143,565
Arrow Financial Corp.	634	19,115
Associated Banc-Corp.	5,383	141,519
Atlantic Union Bankshares Corp.	5,137	173,785
Axos Financial, Inc.(1)	2,485	204,217
Banc of California, Inc.	3,552	65,499
BancFirst Corp.	807	89,448
Bancorp, Inc.(1)	3,873	248,143
Bank First Corp.	345	43,032
Bank of America Corp.	83,660	4,488,359
Bank of Hawaii Corp.	1,388	90,970
Bank of Marin Bancorp	324	8,766
Bank of NT Butterfield & Son Ltd.	3,572	165,884
Bank OZK	5,320	244,826
BankUnited, Inc.	2,650	114,506
Banner Corp.	1,157	72,671
Bar Harbor Bankshares	500	14,920
BayCom Corp.	385	11,234
BCB Bancorp, Inc.	593	4,738
Beacon Financial Corp.	3,080	78,817
Blue Foundry Bancorp(1)	1,039	11,803
BOK Financial Corp.(2)	625	70,387
Bridgewater Bancshares, Inc.(1)	809	14,004
Burke & Herbert Financial Services Corp.	98	6,394
Business First Bancshares, Inc.	1,148	29,871
Byline Bancorp, Inc.	1,198	33,448
Cadence Bank	5,647	224,976
Camden National Corp.	451	18,238
Capital City Bank Group, Inc.	375	15,720
Carter Bankshares, Inc.(1)	1,318	24,212
Cathay General Bancorp	2,366	114,609
Central Pacific Financial Corp.	1,144	34,023
ChoiceOne Financial Services, Inc.(2)	439	13,363
Citigroup, Inc.	28,038	2,904,737
Citizens & Northern Corp.	211	4,254
Citizens Financial Group, Inc.	10,485	567,238
City Holding Co.	499	60,534
Civista Bancshares, Inc.	218	4,957

CNB Financial Corp.	770	19,958
Columbia Banking System, Inc.	15,936	441,746
Columbia Financial, Inc.(1)	962	15,228
Comerica, Inc.	4,075	327,548
Commerce Bancshares, Inc.	3,614	194,831
Community Financial System, Inc.	868	49,268
Community Trust Bancorp, Inc.	566	31,413
Community West Bancshares	384	8,698
ConnectOne Bancorp, Inc.	2,022	51,096
Cullen/Frost Bankers, Inc.	1,998	247,193
Customers Bancorp, Inc.(1)	1,033	71,174
CVB Financial Corp.	3,862	76,004
Dime Community Bancshares, Inc.	1,799	51,002
Eagle Bancorp, Inc.(2)	926	17,566
East West Bancorp, Inc.	7,432	792,994
Eastern Bankshares, Inc.	6,170	116,181
Enterprise Financial Services Corp.	1,483	80,987
Equity Bancshares, Inc., Class A	592	25,776
Esquire Financial Holdings, Inc.	352	35,925
Farmers & Merchants Bancorp, Inc.	511	12,519
Farmers National Banc Corp.	1,110	15,085
FB Financial Corp.	1,499	83,734
Fifth Third Bancorp	19,644	853,728
Financial Institutions, Inc.	648	19,829
First BanCorp	12,702	251,119
First Bancorp, Inc.	69	1,766
First Bancorp/Southern Pines NC	1,391	70,955
First Busey Corp.	2,671	62,875
First Business Financial Services, Inc.	296	15,457
First Citizens BancShares, Inc., Class A	277	520,176
First Commonwealth Financial Corp.	3,013	48,961
First Community Bankshares, Inc.	569	19,016
First Financial Bancorp	2,588	64,389
First Financial Bankshares, Inc.	2,602	81,286
First Financial Corp.	358	20,896
First Foundation, Inc.(1)	1,202	6,395
First Hawaiian, Inc.	4,378	109,100
First Horizon Corp.	13,829	308,940
First Internet Bancorp	270	5,143
First Interstate BancSystem, Inc., Class A	2,212	72,642
First Merchants Corp.	1,566	57,691
First Mid Bancshares, Inc.	665	25,310
Five Star Bancorp	297	10,244
Flushing Financial Corp.	915	15,015
FNB Corp.	12,513	208,216
FS Bancorp, Inc.	140	5,733
Fulton Financial Corp.	7,181	130,335
German American Bancorp, Inc.(2)	1,247	49,506
Glacier Bancorp, Inc.	1,729	73,137
Great Southern Bancorp, Inc.	358	21,537
Hancock Whitney Corp.	2,440	147,840
Hanmi Financial Corp.	1,345	37,149
HBT Financial, Inc.	763	18,465
Heritage Commerce Corp.	3,367	36,667
Heritage Financial Corp.	880	21,067

Hilltop Holdings, Inc.	1,799	61,742
Hingham Institution For Savings	30	8,787
Home Bancorp, Inc.	231	12,814
Home BancShares, Inc.	5,235	146,894
HomeTrust Bancshares, Inc.	196	8,038
Hope Bancorp, Inc.	3,257	34,589
Horizon Bancorp, Inc.	1,083	18,563
Huntington Bancshares, Inc.	47,327	771,430
Independent Bank Corp.	1,447	104,256
Independent Bank Corp. (Michigan)	1,490	48,648
International Bancshares Corp.	2,586	171,917
JPMorgan Chase & Co.	39,327	12,312,497
Kearny Financial Corp.	2,765	18,996
KeyCorp	53,972	992,005
Lakeland Financial Corp.	832	48,472
Live Oak Bancshares, Inc.	1,607	51,295
M&T Bank Corp.	3,206	609,845
Mercantile Bank Corp.	1,121	51,544
Metrocity Bankshares, Inc.	862	22,972
Metropolitan Bank Holding Corp.	397	29,620
Mid Penn Bancorp, Inc.	311	9,078
Midland States Bancorp, Inc.	1,052	17,106
MidWestOne Financial Group, Inc.	488	19,310
MVB Financial Corp.	145	3,924
National Bank Holdings Corp., Class A	985	36,652
NBT Bancorp, Inc.	1,226	50,830
Nicolet Bankshares, Inc.	535	67,399
Northeast Bank	563	50,039
Northfield Bancorp, Inc.	1,268	13,631
Northrim BanCorp, Inc.	512	12,575
Northwest Bancshares, Inc.	3,527	42,183
OceanFirst Financial Corp.	1,395	26,296
OFG Bancorp	3,234	128,487
Old National Bancorp	10,977	238,530
Old Second Bancorp, Inc.	3,160	59,566
Orange County Bancorp, Inc.	134	3,633
Origin Bancorp, Inc.	1,250	45,487
Orrstown Financial Services, Inc.	418	14,948
Park National Corp.	449	68,944
Parke Bancorp, Inc.	239	5,471
Pathward Financial, Inc.	1,920	138,048
PCB Bancorp	619	13,445
Peapack-Gladstone Financial Corp.	790	21,330
Peoples Bancorp, Inc.(2)	1,838	54,460
Peoples Financial Services Corp.	302	14,735
Pinnacle Financial Partners, Inc.	1,949	178,684
PNC Financial Services Group, Inc.	7,372	1,405,988
Popular, Inc.	2,246	257,639
Preferred Bank	914	86,291
Primis Financial Corp.	314	3,526
Prosperity Bancshares, Inc.	1,463	100,523
Provident Financial Services, Inc.	3,815	73,172
QCR Holdings, Inc.	509	41,550
RBB Bancorp	596	11,807
Red River Bancshares, Inc.	207	14,500

Regions Financial Corp.	25,420	646,939
Renasant Corp.	2,962	104,973
Republic Bancorp, Inc., Class A	412	28,432
S&T Bancorp, Inc.	1,058	41,770
Seacoast Banking Corp. of Florida	3,037	95,848
ServisFirst Bancshares, Inc.	1,848	131,448
Shore Bancshares, Inc.	441	7,704
Sierra Bancorp	568	17,642
Simmons First National Corp., Class A	4,534	84,106
SmartFinancial, Inc.	582	21,103
South Plains Financial, Inc.	709	26,793
Southern First Bancshares, Inc.(1)	222	11,269
Southern Missouri Bancorp, Inc.	393	22,122
Southside Bancshares, Inc.	1,340	39,302
Southstate Bank Corp.	2,569	229,951
Stellar Bancorp, Inc.	1,191	37,648
Stock Yards Bancorp, Inc.	710	46,981
Synovus Financial Corp.	2,842	136,984
Texas Capital Bancshares, Inc.(1)	1,212	109,286
TFS Financial Corp.	577	8,222
Timberland Bancorp, Inc.	313	10,705
Tompkins Financial Corp.	301	20,802
Towne Bank	2,113	70,891
TriCo Bancshares	1,187	57,095
Triumph Financial, Inc.(1)	318	17,366
Truist Financial Corp.	24,278	1,128,927
TrustCo Bank Corp.	1,026	43,225
Trustmark Corp.	1,450	56,405
U.S. Bancorp	29,401	1,442,119
UMB Financial Corp.	2,367	262,926
United Bankshares, Inc.	2,235	83,231
United Community Banks, Inc.	3,168	96,814
Unity Bancorp, Inc.	332	16,610
Univest Financial Corp.	963	30,623
Valley National Bancorp	15,277	172,936
WaFd, Inc.	2,781	88,046
Washington Trust Bancorp, Inc.	493	14,001
Webster Financial Corp.	5,236	312,066
Wells Fargo & Co.	46,156	3,962,493
WesBanco, Inc.	2,688	86,742
West BanCorp, Inc.	500	11,110
Westamerica Bancorporation	1,781	85,452
Western Alliance Bancorp	4,275	348,541
Wintrust Financial Corp.	2,729	365,741
WSFS Financial Corp.	1,545	86,226
Zions Bancorp NA	8,137	433,133
		46,853,877
Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	191	37,207
Brown-Forman Corp., Class A(2)	472	13,457
Brown-Forman Corp., Class B(2)	2,853	82,680
Celsius Holdings, Inc.(1)	10,309	422,051
Coca-Cola Co.	22,616	1,653,682
Coca-Cola Consolidated, Inc.	2,844	463,430
Constellation Brands, Inc., Class A	2,243	305,900

Keurig Dr. Pepper, Inc.	5,458	152,278
Molson Coors Beverage Co., Class B	6,800	316,268
Monster Beverage Corp.(1)	13,602	1,020,014
National Beverage Corp.(1)	1,738	59,196
PepsiCo, Inc.	17,003	2,529,026
		7,055,189
Biotechnology — 2.2%
4D Molecular Therapeutics, Inc.(1)(2)	1,323	15,426
AbbVie, Inc.	20,800	4,736,160
Agios Pharmaceuticals, Inc.(1)	1,208	35,274
Alkermes PLC(1)	9,332	276,041
Amgen, Inc.	7,124	2,461,057
Anika Therapeutics, Inc.(1)	17	168
Arcus Biosciences, Inc.(1)	711	18,557
Aurinia Pharmaceuticals, Inc.(1)	2,188	35,271
Beam Therapeutics, Inc.(1)(2)	1,452	36,779
Biogen, Inc.(1)	5,516	1,004,408
BioMarin Pharmaceutical, Inc.(1)	2,528	141,391
Catalyst Pharmaceuticals, Inc.(1)	8,290	194,069
Celldex Therapeutics, Inc.(1)	951	25,696
CRISPR Therapeutics AG(1)	1,163	62,186
Cullinan Therapeutics, Inc.(1)	2,086	23,718
Denali Therapeutics, Inc.(1)	843	16,413
Dynavax Technologies Corp.(1)	4,847	55,110
Emergent BioSolutions, Inc.(1)	1,311	14,644
Enanta Pharmaceuticals, Inc.(1)	212	2,993
Engene Holdings, Inc.(1)(2)	1,125	9,079
Entrada Therapeutics, Inc.(1)	1,531	15,723
Erasca, Inc.(1)	5,382	17,061
Exelixis, Inc.(1)	16,520	729,688
Gilead Sciences, Inc.	37,483	4,716,861
GRAIL, Inc.(1)	2,186	241,313
Halozyme Therapeutics, Inc.(1)	3,995	285,243
Ideaya Biosciences, Inc.(1)	1,806	64,330
Immunome, Inc.(1)	1,087	20,023
Incyte Corp.(1)	2,121	221,560
Ionis Pharmaceuticals, Inc.(1)	123	10,176
Kura Oncology, Inc.(1)	1,022	12,407
Lexeo Therapeutics, Inc.(1)(2)	1,121	11,053
MiMedx Group, Inc.(1)	3,049	20,977
Moderna, Inc.(1)(2)	2,809	72,978
Monte Rosa Therapeutics, Inc.(1)(2)	3,151	50,952
Myriad Genetics, Inc.(1)	1,380	10,529
Neurocrine Biosciences, Inc.(1)	2,255	343,121
Nkarta, Inc.(1)(2)	785	1,484
Olema Pharmaceuticals, Inc.(1)	1,602	45,369
Organogenesis Holdings, Inc.(1)	778	4,030
Oruka Therapeutics, Inc.(1)(2)	757	22,786
PDL BioPharma, Inc.(1)(2)	752	7
Puma Biotechnology, Inc.(1)	3,628	18,321
RAPT Therapeutics, Inc.(1)	528	17,846
Regeneron Pharmaceuticals, Inc.	1,476	1,151,560
REGENXBIO, Inc.(1)	1,606	21,504
Relay Therapeutics, Inc.(1)	3,867	30,627
Replimune Group, Inc.(1)	1,200	12,000

Roivant Sciences Ltd.(1)	6,006	124,985
Solid Biosciences, Inc.(1)	1,579	8,574
Stoke Therapeutics, Inc.(1)(2)	1,186	36,659
United Therapeutics Corp.(1)	1,796	872,856
Upstream Bio, Inc.(1)(2)	1,233	35,264
Vanda Pharmaceuticals, Inc.(1)	982	5,263
Vaxcyte, Inc.(1)	1,926	95,549
Vertex Pharmaceuticals, Inc.(1)	3,738	1,620,834
Vir Biotechnology, Inc.(1)	5,556	35,669
Voyager Therapeutics, Inc.(1)	3,109	12,716
Xencor, Inc.(1)	1,200	20,784
Zymeworks, Inc.(1)	83	2,217
		20,205,339
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	151,066	35,231,612
Dillard's, Inc., Class A(2)	218	146,073
eBay, Inc.	6,959	576,136
Kohl's Corp.	5,840	143,606
Macy's, Inc.	10,794	241,354
MercadoLibre, Inc.(1)	431	892,937
Ollie's Bargain Outlet Holdings, Inc.(1)	1,401	172,477
		37,404,195
Building Products — 0.7%
A.O. Smith Corp.	4,916	324,358
AAON, Inc.(2)	1,363	127,413
Advanced Drainage Systems, Inc.	3,482	530,587
Allegion PLC	1,119	185,787
American Woodmark Corp.(1)	543	29,936
Apogee Enterprises, Inc.	1,806	65,756
Armstrong World Industries, Inc.	2,917	553,472
AZZ, Inc.	770	81,173
Carlisle Cos., Inc.	1,023	325,386
Fortune Brands Innovations, Inc.	1,184	61,130
Gibraltar Industries, Inc.(1)	1,771	88,479
Griffon Corp.	1,768	132,600
Hayward Holdings, Inc.(1)	2,247	36,963
Insteel Industries, Inc.	1,317	40,274
Janus International Group, Inc.(1)	2,570	15,960
Johnson Controls International PLC	3,336	388,010
Lennox International, Inc.	1,467	731,842
Modine Manufacturing Co.(1)	1,220	197,799
Owens Corning	4,736	536,305
Quanex Building Products Corp.	2,877	37,286
Simpson Manufacturing Co., Inc.	1,707	285,718
Tecnoglass, Inc.	1,964	97,768
Trane Technologies PLC	2,997	1,263,175
Trex Co., Inc.(1)	3,888	136,002
UFP Industries, Inc.	2,517	234,056
Zurn Elkay Water Solutions Corp.	2,749	131,127
		6,638,362
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	122	32,797
Ameriprise Financial, Inc.	4,330	1,973,354
Artisan Partners Asset Management, Inc., Class A	4,535	188,112
Bank of New York Mellon Corp.	14,550	1,631,055

BGC Group, Inc., Class A	5,615	48,851
Blackrock, Inc.	1,427	1,494,497
Blackstone, Inc.	5,941	869,881
Carlyle Group, Inc.	5,733	312,620
Cboe Global Markets, Inc.	899	232,095
Charles Schwab Corp.	28,043	2,600,427
CME Group, Inc.	5,634	1,585,746
Cohen & Steers, Inc.	934	59,076
Coinbase Global, Inc., Class A(1)	2,217	604,842
Diamond Hill Investment Group, Inc.	178	21,004
Evercore, Inc., Class A	743	237,812
FactSet Research Systems, Inc.	609	168,857
Federated Hermes, Inc.	2,049	102,798
Franklin Resources, Inc.	6,296	142,227
Goldman Sachs Group, Inc.	5,001	4,131,026
Hamilton Lane, Inc., Class A	1,037	128,521
Houlihan Lokey, Inc.	893	156,632
Interactive Brokers Group, Inc., Class A	2,696	175,294
Intercontinental Exchange, Inc.	3,075	483,698
Invesco Ltd.	7,777	190,148
Janus Henderson Group PLC	4,060	177,463
Jefferies Financial Group, Inc.	4,168	239,910
KKR & Co., Inc.	8,731	1,067,889
LPL Financial Holdings, Inc.	3,110	1,107,284
MarketAxess Holdings, Inc.	1,172	192,079
Moody's Corp.	1,829	897,637
Morgan Stanley	22,705	3,852,130
MSCI, Inc.	284	160,096
Northern Trust Corp.	8,711	1,144,103
Oppenheimer Holdings, Inc., Class A	408	27,756
Piper Sandler Cos.	523	175,676
Raymond James Financial, Inc.	6,056	948,006
Robinhood Markets, Inc., Class A(1)	14,171	1,820,832
S&P Global, Inc.	1,727	861,479
SEI Investments Co.	3,977	321,580
State Street Corp.	7,194	856,230
Stifel Financial Corp.	3,125	381,250
StoneX Group, Inc.(1)	2,593	234,952
T. Rowe Price Group, Inc.	7,649	783,105
Tradeweb Markets, Inc., Class A	1,390	151,315
Victory Capital Holdings, Inc., Class A	933	58,676
Virtu Financial, Inc., Class A	2,704	96,695
Virtus Investment Partners, Inc.	407	64,953
WisdomTree, Inc.(2)	7,481	82,590
		33,275,056
Chemicals — 1.2%
AdvanSix, Inc.	1,534	23,608
Air Products & Chemicals, Inc.	4,737	1,236,594
Albemarle Corp.	2,126	276,359
American Vanguard Corp.(1)	1,244	5,797
Ashland, Inc.	1,009	53,376
Avient Corp.	1,988	60,813
Axalta Coating Systems Ltd.(1)	2,653	79,935
Balchem Corp.	254	39,677
Cabot Corp.	3,388	211,987

CF Industries Holdings, Inc.	8,679	683,037
Core Molding Technologies, Inc.(1)	728	13,759
Corteva, Inc.	12,333	832,108
Dow, Inc.	23,103	551,007
DuPont de Nemours, Inc.	6,534	259,857
Eastman Chemical Co.	2,938	182,391
Ecolab, Inc.	1,490	409,988
Ecovyst, Inc.(1)	4,030	37,076
FMC Corp.	4,185	59,804
Hawkins, Inc.	743	96,605
HB Fuller Co.	1,047	61,019
Huntsman Corp.	6,131	63,885
Ingevity Corp.(1)	2,655	138,671
Innospec, Inc.	729	54,500
International Flavors & Fragrances, Inc.	2,462	171,060
Intrepid Potash, Inc.(1)	310	7,843
Koppers Holdings, Inc.	734	21,778
Kronos Worldwide, Inc.	903	4,578
Linde PLC	4,408	1,808,691
LSB Industries, Inc.(1)	4,030	35,988
LyondellBasell Industries NV, Class A	9,664	473,439
Mativ Holdings, Inc.	2,970	37,095
Minerals Technologies, Inc.	1,020	59,823
Mosaic Co.	11,456	280,557
NewMarket Corp.	668	510,038
Olin Corp.	4,800	101,280
Orion SA	2,618	13,299
PPG Industries, Inc.	5,546	554,822
Quaker Chemical Corp.	354	48,799
RPM International, Inc.	3,523	377,842
Sherwin-Williams Co.	3,239	1,113,212
Stepan Co.	581	26,337
Tronox Holdings PLC, Class A	5,103	21,126
Valhi, Inc.	232	2,942
Westlake Corp.(2)	1,649	110,170
		11,212,572
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	7,467	25,686
Brady Corp., Class A	1,152	90,133
Brink's Co.	1,003	112,667
Cintas Corp.	5,084	945,726
Civeo Corp.(2)	1,036	23,092
Clean Harbors, Inc.(1)	1,107	251,909
Copart, Inc.(1)	14,194	553,282
Ennis, Inc.	1,413	24,643
Healthcare Services Group, Inc.(1)	6,440	120,943
HNI Corp.	2,868	119,079
Interface, Inc.	4,478	124,981
MSA Safety, Inc.	707	114,039
Quad/Graphics, Inc.	1,703	9,775
Republic Services, Inc.	1,221	265,030
Rollins, Inc.	4,622	284,161
Steelcase, Inc., Class A	5,857	95,411
UniFirst Corp.	453	78,165
Veralto Corp.	1,307	132,295

Waste Connections, Inc.	937	165,427
Waste Management, Inc.	5,160	1,124,209
		4,660,653
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	11,576	1,512,751
Aviat Networks, Inc.(1)	963	21,292
BK Technologies Corp.(1)	198	12,670
Ciena Corp.(1)	2,194	448,037
Cisco Systems, Inc.	19,904	1,531,414
F5, Inc.(1)	730	174,587
Harmonic, Inc.(1)	4,137	39,550
Motorola Solutions, Inc.	2,828	1,045,455
NETGEAR, Inc.(1)	2,524	66,760
Ubiquiti, Inc.	105	61,224
Viasat, Inc.(1)	9,019	309,622
		5,223,362
Construction and Engineering — 0.8%
Argan, Inc.	436	172,307
Centuri Holdings, Inc.(1)	2,294	51,592
Comfort Systems USA, Inc.	1,730	1,690,106
Dycom Industries, Inc.(1)	1,979	715,468
EMCOR Group, Inc.	2,218	1,364,225
Fluor Corp.(1)	2,497	107,196
Granite Construction, Inc.	2,892	310,977
Great Lakes Dredge & Dock Corp.(1)	5,098	65,102
IES Holdings, Inc.(1)	458	191,705
MasTec, Inc.(1)	1,138	243,395
Matrix Service Co.(1)	2,159	25,239
NWPX Infrastructure, Inc.(1)	260	15,241
Primoris Services Corp.	3,145	398,031
Quanta Services, Inc.	1,547	719,169
Sterling Infrastructure, Inc.(1)	938	322,963
Tutor Perini Corp.(1)	1,023	70,127
Valmont Industries, Inc.	1,123	463,765
WillScot Holdings Corp.(2)	3,489	68,908
		6,995,516
Construction Materials — 0.4%
CRH PLC	13,728	1,646,811
Eagle Materials, Inc.	2,221	496,882
Martin Marietta Materials, Inc.	1,071	667,490
U.S. Lime & Minerals, Inc.	695	84,491
Vulcan Materials Co.	2,428	721,699
		3,617,373
Consumer Finance — 1.1%
Ally Financial, Inc.	16,147	666,871
American Express Co.	11,792	4,307,264
Atlanticus Holdings Corp.(1)	447	26,351
Bread Financial Holdings, Inc.	1,829	123,878
Capital One Financial Corp.	8,866	1,942,275
Consumer Portfolio Services, Inc.(1)	792	6,550
EZCORP, Inc., Class A(1)	1,486	28,650
FirstCash Holdings, Inc.	655	103,758
Green Dot Corp., Class A(1)	3,970	49,903
LendingClub Corp.(1)	3,059	55,368
Medallion Financial Corp.	2,454	24,393

Navient Corp.	2,414	29,933
Nelnet, Inc., Class A	486	62,811
OneMain Holdings, Inc.	7,260	450,338
PRA Group, Inc.(1)	1,218	19,732
PROG Holdings, Inc.	863	24,837
Regional Management Corp.	404	15,368
SLM Corp.	13,806	404,516
SoFi Technologies, Inc.(1)	21,334	634,046
Synchrony Financial	18,306	1,416,152
World Acceptance Corp.(1)	184	28,457
		10,421,451
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	2,681	49,143
Andersons, Inc.	2,358	121,437
BJ's Wholesale Club Holdings, Inc.(1)	8,088	721,692
Casey's General Stores, Inc.	1,102	628,647
Costco Wholesale Corp.	8,530	7,792,923
Dollar General Corp.	11,083	1,213,478
Dollar Tree, Inc.(1)	11,446	1,268,331
Grocery Outlet Holding Corp.(1)	2,072	23,061
Ingles Markets, Inc., Class A	923	70,997
Kroger Co.	27,810	1,871,057
Natural Grocers by Vitamin Cottage, Inc.	1,130	31,357
Performance Food Group Co.(1)	2,878	279,367
PriceSmart, Inc.	1,629	200,530
Sprouts Farmers Market, Inc.(1)	5,675	475,622
Sysco Corp.	4,631	352,882
Target Corp.	17,469	1,583,041
United Natural Foods, Inc.(1)	4,732	176,551
Village Super Market, Inc., Class A	707	24,434
Walmart, Inc.	52,982	5,855,041
Weis Markets, Inc.	1,042	67,699
		22,807,290
Containers and Packaging — 0.3%
AptarGroup, Inc.	2,584	322,354
Avery Dennison Corp.	1,398	240,973
Ball Corp.	3,769	186,679
Crown Holdings, Inc.	887	85,888
Graphic Packaging Holding Co.	17,197	278,247
International Paper Co.	11,372	448,966
Packaging Corp. of America	4,340	885,664
Sealed Air Corp.	2,260	97,067
Smurfit WestRock PLC	10,472	373,746
TriMas Corp.	840	28,619
		2,948,203
Distributors — 0.1%
A-Mark Precious Metals, Inc.	1,133	32,529
Genuine Parts Co.	2,221	289,618
GigaCloud Technology, Inc., Class A(1)(2)	712	26,415
LKQ Corp.	1,931	57,331
Pool Corp.	1,076	262,114
		668,007
Diversified Consumer Services — 0.1%
ADT, Inc.	1,430	11,798
Adtalem Global Education, Inc.(1)	1,277	118,199

American Public Education, Inc.(1)	1,206	41,987
Frontdoor, Inc.(1)	1,798	96,966
Graham Holdings Co., Class B	84	92,946
Grand Canyon Education, Inc.(1)	1,874	295,605
Laureate Education, Inc., Class A(1)	5,849	180,734
Lincoln Educational Services Corp.(1)	1,942	39,966
OneSpaWorld Holdings Ltd.	2,674	54,603
Perdoceo Education Corp.	2,838	79,350
Service Corp. International	1,681	133,522
Strategic Education, Inc.	276	21,534
Universal Technical Institute, Inc.(1)	4,651	107,066
		1,274,276
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	165,363	4,302,745
ATN International, Inc.	438	9,238
Cogent Communications Holdings, Inc.(2)	1,473	28,105
Frontier Communications Parent, Inc.(1)	14,710	557,803
GCI Liberty, Inc., Class A(1)	182	6,068
GCI Liberty, Inc., Class C(1)	1,274	42,450
Globalstar, Inc.(1)	3,747	227,630
IDT Corp., Class B	1,064	52,956
Iridium Communications, Inc.	7,198	118,047
Shenandoah Telecommunications Co.(2)	1,954	21,357
Verizon Communications, Inc.	107,657	4,425,779
		9,792,178
Electric Utilities — 1.6%
ALLETE, Inc.	1,332	90,070
Alliant Energy Corp.	1,733	120,392
American Electric Power Co., Inc.	12,296	1,521,876
Constellation Energy Corp.	3,823	1,392,948
Duke Energy Corp.	7,757	961,403
Edison International	9,354	550,857
Entergy Corp.	12,037	1,173,848
Evergy, Inc.	6,692	519,634
Eversource Energy	11,706	786,409
Exelon Corp.	24,436	1,151,424
FirstEnergy Corp.	7,659	365,487
IDACORP, Inc.	1,471	193,848
NextEra Energy, Inc.	9,581	826,745
NRG Energy, Inc.	3,394	575,249
OGE Energy Corp.	7,390	338,314
Otter Tail Corp.	1,477	121,409
PG&E Corp.	52,855	852,023
Pinnacle West Capital Corp.	4,802	436,310
Portland General Electric Co.	4,191	212,987
PPL Corp.	15,776	582,134
Southern Co.	7,997	728,687
Xcel Energy, Inc.	12,592	1,033,929
		14,535,983
Electrical Equipment — 1.0%
Acuity, Inc.	782	286,540
AMETEK, Inc.	2,396	474,145
Atkore, Inc.	2,471	165,434
Eaton Corp. PLC	3,708	1,282,560
Emerson Electric Co.	3,860	514,847

GE Vernova, Inc.	5,386	3,230,361
Generac Holdings, Inc.(1)	825	125,095
Hubbell, Inc.	533	229,952
Nextpower, Inc., Class A(1)	10,895	998,200
nVent Electric PLC	1,051	112,741
Powell Industries, Inc.	354	114,420
Preformed Line Products Co.	289	59,317
Rockwell Automation, Inc.	429	169,824
Shoals Technologies Group, Inc., Class A(1)	5,154	43,242
Sunrun, Inc.(1)	2,181	44,165
Vertiv Holdings Co., Class A	7,495	1,347,076
		9,197,919
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	8,548	1,204,413
Arrow Electronics, Inc.(1)	2,904	313,661
Avnet, Inc.	5,533	262,873
Badger Meter, Inc.	447	79,807
Belden, Inc.	287	32,546
Benchmark Electronics, Inc.	1,092	49,064
CDW Corp.	1,624	234,213
Cognex Corp.	3,015	114,871
Corning, Inc.	18,295	1,540,439
CTS Corp.	953	40,340
Daktronics, Inc.(1)	3,388	64,135
ePlus, Inc.	1,577	141,299
Fabrinet(1)	572	262,783
Flex Ltd.(1)	21,795	1,288,302
Ingram Micro Holding Corp.(2)	458	9,806
IPG Photonics Corp.(1)	863	68,729
Itron, Inc.(1)	125	12,380
Jabil, Inc.	5,462	1,150,898
Keysight Technologies, Inc.(1)	2,353	465,776
Kimball Electronics, Inc.(1)	1,852	53,523
Knowles Corp.(1)	1,227	27,583
Littelfuse, Inc.	856	219,153
Methode Electronics, Inc.	1,181	8,952
Napco Security Technologies, Inc.	1,468	59,307
PC Connection, Inc.	728	42,253
Plexus Corp.(1)	1,717	245,445
Rogers Corp.(1)	410	34,362
Sanmina Corp.(1)	1,835	286,563
ScanSource, Inc.(1)	1,546	63,572
TD SYNNEX Corp.	1,851	282,240
TE Connectivity PLC	5,185	1,172,588
Teledyne Technologies, Inc.(1)	182	90,913
TTM Technologies, Inc.(1)	4,566	320,442
Vishay Intertechnology, Inc.	3,883	53,081
Vishay Precision Group, Inc.(1)	533	18,197
Vontier Corp.	2,603	94,437
		10,408,946
Energy Equipment and Services — 0.7%
Archrock, Inc.	11,861	291,069
Baker Hughes Co.	22,590	1,134,018
Bristow Group, Inc.(1)	1,506	56,490
Cactus, Inc., Class A	323	13,863

Core Laboratories, Inc.	835	12,608
DMC Global, Inc.(1)	1,056	6,558
Expro Group Holdings NV(1)	3,432	47,876
Halliburton Co.	32,948	863,897
Helix Energy Solutions Group, Inc.(1)	6,329	42,151
Helmerich & Payne, Inc.	6,616	184,586
Innovex International, Inc.(1)	967	21,293
Kodiak Gas Services, Inc.	3,054	107,501
Liberty Energy, Inc., Class A	13,237	235,354
Nabors Industries Ltd.(1)(2)	766	38,200
Noble Corp. PLC(2)	2,474	75,754
NOV, Inc.	15,137	232,504
Oceaneering International, Inc.(1)	9,016	219,990
Oil States International, Inc.(1)	3,362	21,181
Patterson-UTI Energy, Inc.	22,409	130,196
ProFrac Holding Corp., Class A(1)	2,124	7,519
ProPetro Holding Corp.(1)	8,945	85,604
Ranger Energy Services, Inc.	1,723	23,278
RPC, Inc.	7,862	41,826
SEACOR Marine Holdings, Inc.(1)	300	2,136
Select Water Solutions, Inc., Class A	3,647	36,835
SLB Ltd.	26,837	972,573
TechnipFMC PLC	23,799	1,077,143
TETRA Technologies, Inc.(1)	7,639	59,355
Tidewater, Inc.(1)	3,293	177,888
Transocean Ltd.(1)	21,847	96,345
Valaris Ltd.(1)	2,148	121,169
Weatherford International PLC	5,299	396,365
		6,833,125
Entertainment — 1.2%
Cinemark Holdings, Inc.(2)	2,622	71,790
Electronic Arts, Inc.	519	104,854
IMAX Corp.(1)	2,725	101,098
Liberty Media Corp.-Liberty Formula One, Class A(1)	388	34,097
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,044	292,163
Liberty Media Corp.-Liberty Live, Class A(1)	293	22,538
Liberty Media Corp.-Liberty Live, Class C(1)	686	54,338
Live Nation Entertainment, Inc.(1)	2,346	308,382
Marcus Corp.	1,509	23,691
Netflix, Inc.(1)	54,210	5,831,912
ROBLOX Corp., Class A(1)	102	9,693
Roku, Inc.(1)	2,180	211,002
Sphere Entertainment Co.(1)(2)	1,119	94,656
Take-Two Interactive Software, Inc.(1)	2,245	552,427
Walt Disney Co.	22,005	2,298,862
Warner Bros Discovery, Inc.(1)	42,102	1,010,448
		11,021,951
Financial Services — 2.8%
Acacia Research Corp.(1)(2)	2,587	9,675
Affirm Holdings, Inc.(1)	2,423	171,912
Alerus Financial Corp.	452	9,736
Apollo Global Management, Inc.	8,165	1,076,555
Berkshire Hathaway, Inc., Class B(1)	13,849	7,115,755
Block, Inc.(1)	2,995	200,066
Cannae Holdings, Inc.(2)	2,822	45,434

Cass Information Systems, Inc.	732	30,744
Corebridge Financial, Inc.	17,997	540,270
Corpay, Inc.(1)	745	220,371
Enact Holdings, Inc.	1,680	65,033
Equitable Holdings, Inc.	16,968	792,236
Essent Group Ltd.	3,550	222,798
Euronet Worldwide, Inc.(1)	659	48,825
Federal Agricultural Mortgage Corp., Class C	664	114,049
Finance of America Cos., Inc., Class A(1)(2)	696	16,676
International Money Express, Inc.(1)	1,482	22,586
Jack Henry & Associates, Inc.	1,679	292,952
Jackson Financial, Inc., Class A	5,350	524,354
Marqeta, Inc., Class A(1)	5,494	26,316
Mastercard, Inc., Class A	10,362	5,704,592
Merchants Bancorp	1,085	35,469
MGIC Investment Corp.	15,433	437,526
NewtekOne, Inc.	2,601	27,779
NMI Holdings, Inc., Class A(1)	5,173	197,350
Onity Group, Inc.(1)	422	18,800
Payoneer Global, Inc.(1)	23,536	136,038
PayPal Holdings, Inc.	9,700	608,093
PennyMac Financial Services, Inc.	1,046	140,760
Radian Group, Inc.	5,193	184,611
Visa, Inc., Class A	20,223	6,763,380
Voya Financial, Inc.	2,531	177,929
Waterstone Financial, Inc.	1,058	16,568
Western Union Co.(2)	7,370	64,782
		26,060,020
Food Products — 0.5%
Archer-Daniels-Midland Co.	12,242	743,579
B&G Foods, Inc.(2)	4,627	21,331
Bunge Global SA	4,461	428,568
Calavo Growers, Inc.	1,219	24,977
Cal-Maine Foods, Inc.	3,262	271,790
Darling Ingredients, Inc.(1)	4,528	165,770
Dole PLC	1,821	26,368
Flowers Foods, Inc.	8,140	87,342
Fresh Del Monte Produce, Inc.	779	28,153
Hershey Co.	5,527	1,039,518
Hormel Foods Corp.	2,240	51,990
Ingredion, Inc.	4,293	461,669
J&J Snack Foods Corp.	391	36,109
John B Sanfilippo & Son, Inc.	530	38,494
Kraft Heinz Co.	13,962	356,171
Lamb Weston Holdings, Inc.	3,863	228,149
Marzetti Co.	297	49,581
Mission Produce, Inc.(1)	437	5,253
Mondelez International, Inc., Class A	8,432	485,430
Pilgrim's Pride Corp.	2,867	109,061
Seaboard Corp.	6	28,077
Seneca Foods Corp., Class A(1)	387	46,808
Tootsie Roll Industries, Inc.(2)	615	23,591
Tyson Foods, Inc., Class A	5,324	309,058
Vital Farms, Inc.(1)	125	4,088
		5,070,925

Gas Utilities — 0.2%
Atmos Energy Corp.	1,300	229,281
MDU Resources Group, Inc.	12,777	272,406
National Fuel Gas Co.	4,072	335,736
New Jersey Resources Corp.	2,629	126,402
Northwest Natural Holding Co.	1,795	88,799
ONE Gas, Inc.	2,175	182,135
Southwest Gas Holdings, Inc.	2,222	184,537
Spire, Inc.	1,443	127,936
UGI Corp.	4,770	188,654
		1,735,886
Ground Transportation — 1.7%
ArcBest Corp.	1,595	102,351
Covenant Logistics Group, Inc.	1,302	25,962
CSX Corp.	71,501	2,528,275
Heartland Express, Inc.	2,232	17,544
JB Hunt Transport Services, Inc.	4,253	739,852
Knight-Swift Transportation Holdings, Inc.	3,702	169,552
Landstar System, Inc.	2,333	305,250
Lyft, Inc., Class A(1)	30,264	636,452
Marten Transport Ltd.	3,846	39,421
Norfolk Southern Corp.	7,987	2,332,923
Old Dominion Freight Line, Inc.	8,521	1,152,806
PAMT Corp.(1)(2)	3	27
Ryder System, Inc.	3,182	551,154
Saia, Inc.(1)	1,290	363,212
Schneider National, Inc., Class B	2,359	53,337
Uber Technologies, Inc.(1)	24,820	2,172,743
U-Haul Holding Co.(1)(2)	273	14,373
U-Haul Holding Co.	3,653	175,746
Union Pacific Corp.	18,425	4,271,468
Universal Logistics Holdings, Inc.(2)	451	6,774
Werner Enterprises, Inc.	4,223	107,940
XPO, Inc.(1)	1,625	230,847
		15,998,009
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	17,181	2,214,631
Align Technology, Inc.(1)	1,186	174,567
AngioDynamics, Inc.(1)	722	8,953
Avanos Medical, Inc.(1)	657	7,713
Baxter International, Inc.	9,147	171,415
Becton Dickinson & Co.	707	137,172
Bioventus, Inc., Class A(1)(2)	3,111	23,612
Boston Scientific Corp.(1)	12,112	1,230,337
CONMED Corp.	220	9,552
Cooper Cos., Inc.(1)	3,372	262,780
Dentsply Sirona, Inc.	3,002	34,043
Dexcom, Inc.(1)	8,198	520,327
Edwards Lifesciences Corp.(1)	9,159	793,811
Electromed, Inc.(1)	394	10,547
Globus Medical, Inc., Class A(1)	4,219	384,098
Haemonetics Corp.(1)	989	80,455
Hologic, Inc.(1)	3,341	250,475
IDEXX Laboratories, Inc.(1)	1,674	1,260,321
Inogen, Inc.(1)	174	1,232

Insulet Corp.(1)	516	168,830
Integra LifeSciences Holdings Corp.(1)	5,416	71,058
Intuitive Surgical, Inc.(1)	3,400	1,949,832
Lantheus Holdings, Inc.(1)	4,642	273,275
LivaNova PLC(1)	4,254	271,448
Masimo Corp.(1)	3,071	437,403
Medtronic PLC	9,473	997,791
Novocure Ltd.(1)	4,866	62,333
Omnicell, Inc.(1)	939	34,283
OraSure Technologies, Inc.(1)	1,749	4,163
Orthofix Medical, Inc.(1)	1,348	21,689
Penumbra, Inc.(1)	198	58,048
QuidelOrtho Corp.(1)	4,311	117,906
ResMed, Inc.	1,919	490,938
STERIS PLC	1,616	430,308
Stryker Corp.	2,339	868,190
Teleflex, Inc.	801	91,650
Utah Medical Products, Inc.	113	6,368
Varex Imaging Corp.(1)	658	7,613
Zimmer Biomet Holdings, Inc.	3,441	335,566
		14,274,733
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(1)(2)	915	15,738
AMN Healthcare Services, Inc.(1)	1,552	25,841
Brookdale Senior Living, Inc.(1)	22,416	249,490
Cardinal Health, Inc.	871	184,878
Castle Biosciences, Inc.(1)	388	15,501
Cencora, Inc.	2,629	969,917
Centene Corp.(1)	25,069	986,214
Chemed Corp.	240	105,406
Cigna Group	946	262,307
Concentra Group Holdings Parent, Inc.	462	9,499
CorVel Corp.(1)	1,326	97,037
Cross Country Healthcare, Inc.(1)	2,581	26,481
CVS Health Corp.	6,746	542,108
Elevance Health, Inc.	4,685	1,584,748
Encompass Health Corp.	3,085	358,539
Ensign Group, Inc.	1,854	343,991
Fulgent Genetics, Inc.(1)	945	27,953
HCA Healthcare, Inc.	1,309	665,352
Hims & Hers Health, Inc.(1)(2)	5,683	225,956
Humana, Inc.	1,403	344,815
InfuSystem Holdings, Inc.(1)	278	2,580
Joint Corp.(1)(2)	325	2,736
Labcorp Holdings, Inc.	1,087	292,164
McKesson Corp.	978	861,735
Molina Healthcare, Inc.(1)	1,427	211,567
National HealthCare Corp.	378	51,518
National Research Corp.	717	12,182
Nutex Health, Inc.(1)(2)	416	47,886
Owens & Minor, Inc.(1)	2,443	6,645
UnitedHealth Group, Inc.	4,270	1,408,118
Universal Health Services, Inc., Class B	3,015	734,544
		10,673,446

Health Care Technology — 0.1%
Claritev Corp.(1)	258	13,950
Doximity, Inc., Class A(1)	387	19,907
HealthStream, Inc.	242	6,087
Teladoc Health, Inc.(1)	1,837	13,943
Veeva Systems, Inc., Class A(1)	1,876	450,784
		504,671
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	4,019	41,155
Airbnb, Inc., Class A(1)	5,759	673,745
BJ's Restaurants, Inc.(1)	1,440	55,224
Bloomin' Brands, Inc.	5,396	38,312
Booking Holdings, Inc.	236	1,159,867
Boyd Gaming Corp.	4,429	368,936
Brightstar Lottery PLC	277	4,332
Brinker International, Inc.(1)	705	108,422
Carnival Corp.(1)	48,982	1,262,756
Cheesecake Factory, Inc.	3,573	170,289
Chipotle Mexican Grill, Inc.(1)	32,900	1,135,708
Churchill Downs, Inc.	1,550	169,089
Cracker Barrel Old Country Store, Inc.	2,026	58,531
Darden Restaurants, Inc.	3,331	598,181
Dave & Buster's Entertainment, Inc.(1)	1,232	21,548
DoorDash, Inc., Class A(1)	2,158	428,082
Dutch Bros, Inc., Class A(1)	1,191	69,805
Expedia Group, Inc.	1,152	294,555
Golden Entertainment, Inc.	1,527	45,841
Hilton Worldwide Holdings, Inc.	1,384	394,482
Las Vegas Sands Corp.	13,254	903,393
Life Time Group Holdings, Inc.(1)	5,099	142,364
Marriott International, Inc., Class A	1,476	449,870
McDonald's Corp.	5,025	1,566,895
MGM Resorts International(1)	1,037	36,596
Monarch Casino & Resort, Inc.	574	55,437
Norwegian Cruise Line Holdings Ltd.(1)	31,388	579,422
ONE Group Hospitality, Inc.(1)(2)	584	1,174
RCI Hospitality Holdings, Inc.(2)	492	11,985
Red Rock Resorts, Inc., Class A	2,092	122,528
Royal Caribbean Cruises Ltd.	8,654	2,304,127
Shake Shack, Inc., Class A(1)	952	83,281
Starbucks Corp.	8,652	753,676
Super Group SGHC Ltd.	11,228	121,599
Target Hospitality Corp.(1)	2,028	15,818
Texas Roadhouse, Inc.	4,225	740,431
Vail Resorts, Inc.(2)	443	62,113
Wendy's Co.(2)	3,218	27,192
Wyndham Hotels & Resorts, Inc.	865	63,318
Yum! Brands, Inc.	1,213	185,844
		15,325,923
Household Durables — 0.7%
Bassett Furniture Industries, Inc.	229	3,556
Cavco Industries, Inc.(1)	356	212,051
Century Communities, Inc.	595	38,848
Cricut, Inc., Class A	2,500	11,850
DR Horton, Inc.	5,168	821,764

Ethan Allen Interiors, Inc.	1,647	38,935
Garmin Ltd.	3,063	598,265
Green Brick Partners, Inc.(1)	458	31,089
Helen of Troy Ltd.(1)	1,113	21,091
Hooker Furnishings Corp.(2)	146	1,567
Hovnanian Enterprises, Inc., Class A(1)	429	56,448
Installed Building Products, Inc.	1,286	344,674
KB Home	2,039	131,169
La-Z-Boy, Inc.	1,983	77,178
Legacy Housing Corp.(1)	977	19,472
Leggett & Platt, Inc.	8,686	89,118
Lennar Corp., B Shares(2)	222	27,437
Lennar Corp., Class A	5,502	722,413
LGI Homes, Inc.(1)(2)	457	23,773
Lifetime Brands, Inc.	361	1,375
M/I Homes, Inc.(1)	941	129,472
Meritage Homes Corp.	1,486	108,597
Mohawk Industries, Inc.(1)	2,128	246,635
NVR, Inc.(1)	153	1,148,615
PulteGroup, Inc.	7,438	946,039
SharkNinja, Inc.(1)	1,509	147,233
Taylor Morrison Home Corp.(1)	1,956	122,622
Toll Brothers, Inc.	3,052	426,761
TopBuild Corp.(1)	313	141,633
Tri Pointe Homes, Inc.(1)	2,751	93,864
Universal Electronics, Inc.(1)(2)	86	285
		6,783,829
Household Products — 0.6%
Central Garden & Pet Co.(1)	610	20,838
Central Garden & Pet Co., Class A(1)	3,347	103,556
Church & Dwight Co., Inc.	3,546	301,977
Colgate-Palmolive Co.	16,313	1,311,402
Energizer Holdings, Inc.	1,482	27,017
Kimberly-Clark Corp.	7,673	837,278
Oil-Dri Corp. of America	804	43,762
Procter & Gamble Co.	21,042	3,117,583
Reynolds Consumer Products, Inc.	84	2,098
Spectrum Brands Holdings, Inc.	482	28,607
WD-40 Co.	452	88,501
		5,882,619
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	16,751	235,519
Clearway Energy, Inc., Class A	894	30,575
Clearway Energy, Inc., Class C	2,406	88,108
Hallador Energy Co.(1)	1,673	34,112
Montauk Renewables, Inc.(1)(2)	1,924	3,136
Ormat Technologies, Inc.	1,105	124,766
Talen Energy Corp.(1)	3,281	1,293,600
Vistra Corp.	8,490	1,518,521
XPLR Infrastructure LP(1)	1,382	13,170
		3,341,507
Industrial Conglomerates — 0.2%
3M Co.	2,259	388,661
Honeywell International, Inc.	6,969	1,339,372
		1,728,033

Insurance — 3.7%
Aflac, Inc.	12,968	1,430,500
Allstate Corp.	9,833	2,094,232
American Coastal Insurance Corp., Class C	1,759	21,020
American Financial Group, Inc.	3,800	523,336
American International Group, Inc.	21,667	1,650,159
AMERISAFE, Inc.	751	30,641
Aon PLC, Class A	1,454	514,600
Arch Capital Group Ltd.(1)	11,908	1,118,399
Arthur J Gallagher & Co.	2,630	651,241
Assurant, Inc.	3,349	764,108
Assured Guaranty Ltd.	1,731	156,725
Axis Capital Holdings Ltd.	5,760	588,902
Brighthouse Financial, Inc.(1)	4,531	297,007
Chubb Ltd.	5,274	1,562,053
Cincinnati Financial Corp.	2,676	448,471
CNA Financial Corp.	370	17,298
CNO Financial Group, Inc.	7,126	291,667
Employers Holdings, Inc.	1,202	47,900
Erie Indemnity Co., Class A(2)	360	106,376
Everest Group Ltd.	1,067	335,347
F&G Annuities & Life, Inc.	985	31,825
Fidelis Insurance Holdings Ltd.	224	4,265
Fidelity National Financial, Inc.	8,926	530,472
First American Financial Corp.	3,297	216,811
Genworth Financial, Inc., Class A(1)	11,546	100,219
Globe Life, Inc.	4,669	629,054
Greenlight Capital Re Ltd., Class A(1)	801	10,581
Hamilton Insurance Group Ltd., Class B(1)	1,942	52,978
Hanover Insurance Group, Inc.	1,641	304,488
Hartford Insurance Group, Inc.	13,829	1,894,988
HCI Group, Inc.	886	157,487
Heritage Insurance Holdings, Inc.(1)	2,041	59,291
Horace Mann Educators Corp.	1,128	51,640
Investors Title Co.	48	13,388
James River Group Holdings, Inc.	743	4,376
Kemper Corp.	1,325	53,954
Kinsale Capital Group, Inc.	647	249,030
Lincoln National Corp.	4,246	174,680
Loews Corp.	5,356	577,752
Markel Group, Inc.(1)	387	805,130
Marsh & McLennan Cos., Inc.	3,410	625,565
Mercury General Corp.	1,929	179,628
MetLife, Inc.	20,647	1,580,734
Octave Specialty Group, Inc.(1)	3,049	27,411
Old Republic International Corp.	8,530	393,233
Oscar Health, Inc., Class A(1)	17,033	306,083
Palomar Holdings, Inc.(1)	1,836	228,050
Primerica, Inc.	2,205	567,391
Principal Financial Group, Inc.	9,161	777,036
ProAssurance Corp.(1)	1,341	32,291
Progressive Corp.	17,105	3,913,453
Prudential Financial, Inc.	11,747	1,271,613
Reinsurance Group of America, Inc.	2,084	395,689
RenaissanceRe Holdings Ltd.	2,997	782,727

RLI Corp.	1,962	120,977
Safety Insurance Group, Inc.	413	31,396
Selective Insurance Group, Inc.	1,590	124,910
Selectquote, Inc.(1)	7,700	11,165
SiriusPoint Ltd.(1)	9,684	201,427
Skyward Specialty Insurance Group, Inc.(1)	1,702	83,330
Travelers Cos., Inc.	8,804	2,578,339
United Fire Group, Inc.	765	27,961
Universal Insurance Holdings, Inc.	1,633	54,101
Unum Group	8,889	675,297
W.R. Berkley Corp.	8,330	647,158
White Mountains Insurance Group Ltd.	67	135,625
		34,344,981
Interactive Media and Services — 7.8%
Alphabet, Inc., Class A	82,328	26,359,779
Alphabet, Inc., Class C	65,731	21,041,808
Cargurus, Inc.(1)	3,620	127,713
Cars.com, Inc.(1)	4,211	48,848
EverQuote, Inc., Class A(1)	1,782	47,027
IAC, Inc.(1)	2,059	72,209
Match Group, Inc.	1	33
Meta Platforms, Inc., Class A	37,506	24,302,013
Pinterest, Inc., Class A(1)	5,735	149,798
Yelp, Inc.(1)	3,960	114,484
Ziff Davis, Inc.(1)	666	21,858
		72,285,570
IT Services — 0.8%
Accenture PLC, Class A	5,991	1,497,750
Akamai Technologies, Inc.(1)	2,636	235,975
Amdocs Ltd.	1,298	99,271
Cloudflare, Inc., Class A(1)	1,426	285,499
Cognizant Technology Solutions Corp., Class A	11,007	855,354
DXC Technology Co.(1)	14,939	197,195
EPAM Systems, Inc.(1)	860	160,820
Gartner, Inc.(1)	1,190	276,961
GoDaddy, Inc., Class A(1)	3,100	396,366
International Business Machines Corp.	8,653	2,670,143
Kyndryl Holdings, Inc.(1)	17,017	439,549
Snowflake, Inc., Class A(1)	1,195	300,232
TSS, Inc.(1)(2)	461	4,439
Twilio, Inc., Class A(1)	1,927	249,913
VeriSign, Inc.	247	62,241
		7,731,708
Leisure Products — 0.2%
Acushnet Holdings Corp.	1,710	143,811
American Outdoor Brands, Inc.(1)	305	2,187
Brunswick Corp.	1,942	128,386
Clarus Corp.(2)	253	906
Hasbro, Inc.	1,489	122,991
Malibu Boats, Inc., Class A(1)	1,042	29,582
Marine Products Corp.	990	8,385
MasterCraft Boat Holdings, Inc.(1)	673	12,437
Mattel, Inc.(1)	17,910	378,259
Polaris, Inc.	3,347	222,107
Smith & Wesson Brands, Inc.	2,127	18,526

Sturm Ruger & Co., Inc.	1,010	30,421
Topgolf Callaway Brands Corp.(1)	7,601	97,901
YETI Holdings, Inc.(1)	5,816	241,248
		1,437,147
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	1,851	34,817
AbCellera Biologics, Inc.(1)(2)	9,145	34,111
Agilent Technologies, Inc.	1,858	285,203
Azenta, Inc.(1)	675	24,003
Bio-Rad Laboratories, Inc., Class A(1)	331	107,529
Bio-Techne Corp.	1,414	91,217
Bruker Corp.	1,515	73,947
Charles River Laboratories International, Inc.(1)	433	77,135
CryoPort, Inc.(1)	1,338	12,872
Cytek Biosciences, Inc.(1)	2,488	14,057
Danaher Corp.	4,281	970,845
Ginkgo Bioworks Holdings, Inc.(1)(2)	953	8,844
IQVIA Holdings, Inc.(1)	828	190,448
MaxCyte, Inc.(1)	1,890	3,326
Medpace Holdings, Inc.(1)	601	356,068
Mettler-Toledo International, Inc.(1)	68	100,417
OmniAb, Inc.(1)	182	3
OmniAb, Inc.(1)	182	1
Pacific Biosciences of California, Inc.(1)	1,486	3,447
Quanterix Corp.(1)	1,365	9,910
Repligen Corp.(1)	533	91,154
Revvity, Inc.	40	4,176
Seer, Inc.(1)(2)	2,342	4,497
Sotera Health Co.(1)	1,121	19,595
Thermo Fisher Scientific, Inc.	1,560	921,695
Waters Corp.(1)	1,092	440,535
West Pharmaceutical Services, Inc.	1,179	326,878
		4,206,730
Machinery — 2.5%
AGCO Corp.	2,838	300,715
Alamo Group, Inc.	139	22,291
Albany International Corp., Class A	1,088	51,876
Allison Transmission Holdings, Inc.	1,321	117,120
Astec Industries, Inc.	1,652	73,118
Atmus Filtration Technologies, Inc.	5,558	281,290
Blue Bird Corp.(1)(2)	2,610	136,294
Caterpillar, Inc.	11,371	6,546,967
Crane Co.	711	130,291
Cummins, Inc.	3,030	1,508,879
Deere & Co.	7,222	3,354,547
Donaldson Co., Inc.	4,178	375,602
Douglas Dynamics, Inc.	1,297	41,906
Dover Corp.	987	182,871
Enerpac Tool Group Corp.	1,645	62,296
Enpro, Inc.	485	108,082
ESCO Technologies, Inc.	507	107,945
Flowserve Corp.	2,379	169,742
Franklin Electric Co., Inc.	1,155	109,898
Gates Industrial Corp. PLC(1)	2,322	52,849
Gorman-Rupp Co.	652	30,311

Graco, Inc.	5,179	426,957
Greenbrier Cos., Inc.	2,180	96,966
Hillman Solutions Corp.(1)	5,781	50,584
Hyster-Yale, Inc.	559	16,256
Illinois Tool Works, Inc.	4,667	1,163,390
Ingersoll Rand, Inc.	872	70,057
ITT, Inc.	1,368	251,931
JBT Marel Corp.	873	122,683
Kadant, Inc.	239	66,471
Kennametal, Inc.	4,930	136,462
Lincoln Electric Holdings, Inc.	1,979	473,832
Lindsay Corp.	547	62,867
Luxfer Holdings PLC	2,129	26,613
Manitowoc Co., Inc.(1)	1,586	17,890
Middleby Corp.(1)	347	41,015
Miller Industries, Inc.	663	25,685
Mueller Industries, Inc.	4,896	537,924
Mueller Water Products, Inc., Class A	11,670	282,881
NN, Inc.(1)	361	458
Omega Flex, Inc.	78	2,114
Oshkosh Corp.	2,158	276,612
Otis Worldwide Corp.	1,425	126,611
PACCAR, Inc.	13,093	1,380,264
Parker-Hannifin Corp.	1,229	1,059,029
Park-Ohio Holdings Corp.	1,204	25,778
Proto Labs, Inc.(1)	403	20,480
RBC Bearings, Inc.(1)	319	141,945
REV Group, Inc.	4,079	217,288
Snap-on, Inc.	1,481	503,614
Tennant Co.	1,189	86,952
Terex Corp.	3,766	174,027
Timken Co.	2,574	209,498
Titan International, Inc.(1)(2)	4,030	32,603
Toro Co.	6,460	450,520
Trinity Industries, Inc.	5,852	155,195
Watts Water Technologies, Inc., Class A	795	219,325
Westinghouse Air Brake Technologies Corp.	692	144,317
Worthington Enterprises, Inc.	1,854	101,710
Xylem, Inc.	1,888	265,585
		23,229,279
Marine Transportation — 0.1%
Costamare, Inc.	1,893	28,906
Genco Shipping & Trading Ltd.	1,967	37,216
Kirby Corp.(1)	2,606	295,833
Matson, Inc.	2,698	294,028
Pangaea Logistics Solutions Ltd.	2,021	14,187
Safe Bulkers, Inc.	2,798	14,802
		684,972
Media — 0.5%
AMC Networks, Inc., Class A(1)	1,769	15,779
Boston Omaha Corp., Class A(1)	279	3,468
Cable One, Inc.	326	38,204
Charter Communications, Inc., Class A(1)	1,442	288,573
Comcast Corp., Class A	81,320	2,170,431
EchoStar Corp., Class A(1)	4,070	298,290

Entravision Communications Corp., Class A	2,377	6,608
Fox Corp., Class A	6,797	445,204
Fox Corp., Class B	4,247	247,430
Gambling.com Group Ltd.(1)	1,426	8,085
Liberty Broadband Corp., Class A(1)	453	20,978
Liberty Broadband Corp., Class C(1)	2,780	128,686
New York Times Co., Class A	6,574	424,023
News Corp., Class A	5,986	153,721
News Corp., Class B(2)	2,002	58,919
Nexstar Media Group, Inc., Class A	505	97,031
Paramount Skydance Corp., Class B	9,526	152,607
PubMatic, Inc., Class A(1)	2,210	19,912
Scholastic Corp.	1,060	31,312
Thryv Holdings, Inc.(1)	568	3,198
Trade Desk, Inc., Class A(1)	2,732	108,078
USA TODAY Co., Inc.(1)(2)	4,211	21,097
WideOpenWest, Inc.(1)	2,553	13,225
		4,754,859
Metals and Mining — 0.9%
Alcoa Corp.	4,206	175,558
Alpha Metallurgical Resources, Inc.(1)	976	155,389
Caledonia Mining Corp. PLC	301	9,274
Century Aluminum Co.(1)	1,342	40,220
Cleveland-Cliffs, Inc.(1)	18,770	244,761
Coeur Mining, Inc.(1)	4,989	86,160
Commercial Metals Co.	7,427	473,694
Compass Minerals International, Inc.(1)(2)	4,197	79,701
Freeport-McMoRan, Inc.	52,995	2,277,725
Hecla Mining Co.	11,425	192,169
Kaiser Aluminum Corp.	1,261	121,119
Materion Corp.	317	38,734
McEwen, Inc.(1)	2,899	53,950
Metallus, Inc.(1)	2,117	35,798
Newmont Corp.	16,433	1,490,966
Nucor Corp.	6,121	976,238
Olympic Steel, Inc.	801	31,151
Ramaco Resources, Inc., Class A(1)	1,527	23,959
Ramaco Resources, Inc., Class B	374	4,679
Reliance, Inc.	1,334	372,613
Royal Gold, Inc.	1,681	342,655
Ryerson Holding Corp.	2,254	51,684
Steel Dynamics, Inc.	3,950	662,929
SunCoke Energy, Inc.	6,206	40,463
Tredegar Corp.(1)	1,180	9,204
Warrior Met Coal, Inc.	1,680	131,527
Worthington Steel, Inc.	1,930	65,138
		8,187,458
Multi-Utilities — 0.6%
Ameren Corp.	1,942	206,532
Avista Corp.	2,365	97,864
CenterPoint Energy, Inc.	15,624	624,647
CMS Energy Corp.	8,480	639,731
Consolidated Edison, Inc.	7,325	735,137
Dominion Energy, Inc.	17,236	1,081,904
DTE Energy Co.	4,616	632,530

NiSource, Inc.	8,591	379,121
Northwestern Energy Group, Inc.	2,028	140,115
Public Service Enterprise Group, Inc.	2,202	183,911
Sempra	6,132	580,823
Unitil Corp.	689	34,608
		5,336,923
Oil, Gas and Consumable Fuels — 5.0%
Amplify Energy Corp.(1)(2)	2,878	15,829
Antero Midstream Corp.	18,211	327,980
Antero Resources Corp.(1)	8,867	323,025
APA Corp.	20,685	516,504
Ardmore Shipping Corp.	2,985	36,507
Berry Corp.	3,422	11,601
BKV Corp.(1)	516	14,247
California Resources Corp.	5,588	266,995
Centrus Energy Corp., Class A(1)(2)	1,380	357,834
Cheniere Energy, Inc.	9,156	1,908,660
Chevron Corp.	26,115	3,946,760
Chord Energy Corp.	2,427	227,798
Civitas Resources, Inc.	5,776	169,641
Clean Energy Fuels Corp.(1)	4,739	10,331
CNX Resources Corp.(1)	4,925	191,287
Comstock Resources, Inc.(1)(2)	5,198	139,618
ConocoPhillips	40,241	3,568,974
Core Natural Resources, Inc.	2,264	181,120
Coterra Energy, Inc.	35,476	952,176
Crescent Energy Co., Class A	4,639	43,746
CVR Energy, Inc.(1)	2,893	99,895
Delek U.S. Holdings, Inc.	936	36,195
Devon Energy Corp.	35,147	1,302,548
DHT Holdings, Inc.	11,259	146,705
Diamondback Energy, Inc.	6,235	951,399
Dorian LPG Ltd.	2,695	66,782
DT Midstream, Inc.	3,015	366,202
Encore Energy Corp.(1)	3,414	9,320
EOG Resources, Inc.	22,941	2,474,187
EQT Corp.	19,138	1,164,739
Evolution Petroleum Corp.	3,532	13,881
Expand Energy Corp.	4,919	599,774
Exxon Mobil Corp.	74,154	8,595,932
FutureFuel Corp.	1,729	5,706
Granite Ridge Resources, Inc.	5,812	29,932
Green Plains, Inc.(1)	1,545	15,960
Gulfport Energy Corp.(1)	550	122,369
Hess Midstream LP, Class A	9,492	319,691
HF Sinclair Corp.	4,569	241,746
HighPeak Energy, Inc.(2)	808	5,422
International Seaways, Inc.	3,462	183,382
Kimbell Royalty Partners LP	5,915	73,642
Kinder Morgan, Inc.	29,403	803,290
Kosmos Energy Ltd.(1)(2)	33,077	37,046
Magnolia Oil & Gas Corp., Class A	13,695	316,902
Marathon Petroleum Corp.	6,495	1,258,276
Matador Resources Co.	6,753	286,327
Murphy Oil Corp.	9,725	311,881

Nordic American Tankers Ltd.(2)	12,540	45,646
Northern Oil & Gas, Inc.	7,237	162,036
Occidental Petroleum Corp.	33,307	1,398,894
ONEOK, Inc.	15,681	1,141,890
Ovintiv, Inc.	17,253	706,683
Par Pacific Holdings, Inc.(1)	1,283	58,569
PBF Energy, Inc., Class A	3,913	134,920
Peabody Energy Corp.	7,802	212,526
Permian Resources Corp.	42,118	610,290
Phillips 66	6,840	936,806
Plains GP Holdings LP, Class A(1)	5,373	99,615
Range Resources Corp.	14,504	572,763
REX American Resources Corp.(1)	1,128	37,213
Riley Exploration Permian, Inc.	588	16,105
SandRidge Energy, Inc.	2,068	29,242
Scorpio Tankers, Inc.	3,151	180,647
SFL Corp. Ltd.(2)	8,144	67,025
SM Energy Co.	9,441	179,851
Talos Energy, Inc.(1)	9,425	108,010
Targa Resources Corp.	10,637	1,864,772
Teekay Corp. Ltd.	4,643	45,084
Teekay Tankers Ltd., Class A	2,220	128,027
Texas Pacific Land Corp.	515	445,109
VAALCO Energy, Inc.	7,061	25,278
Valero Energy Corp.	6,763	1,195,428
Vital Energy, Inc.(1)	1,814	32,525
Vitesse Energy, Inc.(2)	1,680	35,549
Western Midstream Partners LP	150	5,900
Williams Cos., Inc.	42,739	2,604,087
World Kinect Corp.	969	22,461
		46,152,715
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	1,234	22,446
Louisiana-Pacific Corp.	3,853	315,985
Mercer International, Inc.	2,526	4,572
Sylvamo Corp.	2,010	95,214
		438,217
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	7,918	339,366
Allegiant Travel Co.(1)	1,156	87,856
Delta Air Lines, Inc.	31,372	2,010,945
JetBlue Airways Corp.(1)	7,877	35,998
SkyWest, Inc.(1)	3,102	314,915
Southwest Airlines Co.	11,762	409,435
Sun Country Airlines Holdings, Inc.(1)	4,442	60,855
United Airlines Holdings, Inc.(1)	17,195	1,753,202
		5,012,572
Personal Care Products — 0.1%
Edgewell Personal Care Co.	654	11,680
Estee Lauder Cos., Inc., Class A	1,959	184,283
Interparfums, Inc.	799	64,935
Kenvue, Inc.	13,456	233,462
Lifevantage Corp.(2)	819	5,626
Medifast, Inc.(1)(2)	515	5,650
Nature's Sunshine Products, Inc.(1)	1,149	23,646

Nu Skin Enterprises, Inc., Class A	4,012	39,679
USANA Health Sciences, Inc.(1)	442	8,774
		577,735
Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc.(1)	855	23,684
Atai Beckley NV(1)	4,643	18,061
Atea Pharmaceuticals, Inc.(1)(2)	3,630	11,253
BioAge Labs, Inc.(1)	1,752	16,626
Bristol-Myers Squibb Co.	29,025	1,428,030
Collegium Pharmaceutical, Inc.(1)	2,313	107,971
Corcept Therapeutics, Inc.(1)	2,015	159,991
Edgewise Therapeutics, Inc.(1)	1,079	28,097
Elanco Animal Health, Inc.(1)	20,927	486,971
Eli Lilly & Co.	6,401	6,884,083
Enliven Therapeutics, Inc.(1)	478	10,325
EyePoint Pharmaceuticals, Inc.(1)(2)	2,098	31,113
Fulcrum Therapeutics, Inc.(1)	1,126	12,318
Harmony Biosciences Holdings, Inc.(1)	3,085	108,870
Innoviva, Inc.(1)	4,733	102,848
Jazz Pharmaceuticals PLC(1)	4,101	723,950
Johnson & Johnson	25,742	5,326,535
Ligand Pharmaceuticals, Inc.(1)	480	97,526
Maze Therapeutics, Inc.(1)	235	8,871
Merck & Co., Inc.	18,114	1,898,891
Nuvation Bio, Inc.(1)	5,198	41,740
Organon & Co.	1,514	11,673
Pacira BioSciences, Inc.(1)	914	21,543
Perrigo Co. PLC	1,973	26,340
Pfizer, Inc.	75,939	1,954,670
Prestige Consumer Healthcare, Inc.(1)	1,185	70,567
Royalty Pharma PLC, Class A	8,864	354,737
Septerna, Inc.(1)	797	23,129
SIGA Technologies, Inc.	2,227	13,496
Supernus Pharmaceuticals, Inc.(1)	1,246	56,805
Terns Pharmaceuticals, Inc.(1)	2,266	63,697
Theravance Biopharma, Inc.(1)	88	1,786
Ventyx Biosciences, Inc.(1)	1,821	18,210
Viatris, Inc.	59,374	634,708
Zoetis, Inc.	11,649	1,493,169
		22,272,284
Professional Services — 0.5%
Automatic Data Processing, Inc.	3,212	820,024
Booz Allen Hamilton Holding Corp.	2,263	188,870
Broadridge Financial Solutions, Inc.	1,351	308,150
Clarivate PLC(1)	10,685	40,176
Conduent, Inc.(1)	13,746	26,667
CRA International, Inc.	443	78,119
CSG Systems International, Inc.	812	63,961
ExlService Holdings, Inc.(1)	1,680	66,746
Exponent, Inc.	2,374	171,640
Franklin Covey Co.(1)	585	9,196
FTI Consulting, Inc.(1)	197	32,141
Genpact Ltd.	1,411	62,169
Heidrick & Struggles International, Inc.	1,277	75,177
IBEX Holdings Ltd.(1)	816	28,715

Insperity, Inc.	1,539	54,434
KBR, Inc.	1,263	52,061
Kelly Services, Inc., Class A	1,355	11,707
Kforce, Inc.	916	26,930
Korn Ferry	2,010	132,198
Legalzoom.com, Inc.(1)	2,616	24,407
ManpowerGroup, Inc.	1,108	31,866
Paychex, Inc.	4,238	473,342
Paycom Software, Inc.	1,828	294,619
Paylocity Holding Corp.(1)	757	111,529
Resources Connection, Inc.	1,465	7,083
Robert Half, Inc.	6,002	162,294
TaskUS, Inc., Class A(1)	952	10,919
TriNet Group, Inc.	700	41,020
TrueBlue, Inc.(1)	1,245	6,101
Upwork, Inc.(1)	7,017	138,516
Verisk Analytics, Inc.	3,035	683,087
Verra Mobility Corp.(1)	2,671	58,281
		4,292,145
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	1,092	176,718
CoStar Group, Inc.(1)	4,258	292,950
Five Point Holdings LLC, Class A(1)(2)	1,267	7,855
Forestar Group, Inc.(1)	1,094	27,919
FRP Holdings, Inc.(1)	40	932
Howard Hughes Holdings, Inc.(1)	1,759	157,483
Jones Lang LaSalle, Inc.(1)	593	193,134
Kennedy-Wilson Holdings, Inc.	3,861	37,568
Marcus & Millichap, Inc.	1,365	39,995
Opendoor Technologies, Inc.(1)	20,940	161,238
RE/MAX Holdings, Inc., Class A(1)	648	5,327
Seaport Entertainment Group, Inc.(1)(2)	156	3,348
St. Joe Co.	824	49,712
Zillow Group, Inc., Class A(1)	365	26,408
Zillow Group, Inc., Class C(1)	1,503	111,793
		1,292,380
Semiconductors and Semiconductor Equipment — 10.4%
ACM Research, Inc., Class A(1)	1,253	41,863
Advanced Micro Devices, Inc.(1)	10,071	2,190,745
Alpha & Omega Semiconductor Ltd.(1)	643	13,040
Amkor Technology, Inc.	6,018	218,995
Analog Devices, Inc.	4,914	1,303,881
Applied Materials, Inc.	17,520	4,419,420
Axcelis Technologies, Inc.(1)	1,807	149,565
Broadcom, Inc.	30,165	12,155,288
CEVA, Inc.(1)	370	7,988
Cirrus Logic, Inc.(1)	2,053	247,058
Cohu, Inc.(1)	1,725	41,952
Diodes, Inc.(1)	896	41,404
First Solar, Inc.(1)	2,407	656,919
GLOBALFOUNDRIES, Inc.(1)	1,927	69,064
Ichor Holdings Ltd.(1)	663	11,138
Intel Corp.(1)	58,828	2,386,064
KLA Corp.	2,790	3,279,561
Kulicke & Soffa Industries, Inc.	631	28,465

Lam Research Corp.	34,979	5,456,724
MACOM Technology Solutions Holdings, Inc.(1)	251	43,923
Magnachip Semiconductor Corp.(1)	601	1,587
Marvell Technology, Inc.	4,742	423,935
Micron Technology, Inc.	28,655	6,776,334
Monolithic Power Systems, Inc.	404	374,981
NVE Corp.	259	16,561
NVIDIA Corp.	268,800	47,577,600
NXP Semiconductors NV	1,228	239,386
ON Semiconductor Corp.(1)	17,548	881,612
Onto Innovation, Inc.(1)	731	104,650
Penguin Solutions, Inc.(1)	4,206	85,087
Photronics, Inc.(1)	4,785	109,624
Qnity Electronics, Inc.	3,267	264,921
Qorvo, Inc.(1)	2,270	194,970
QUALCOMM, Inc.	12,993	2,183,993
Rambus, Inc.(1)	1,432	136,856
Rigetti Computing, Inc.(1)	1,007	25,749
SkyWater Technology, Inc.(1)	997	15,344
Skyworks Solutions, Inc.	6,135	404,603
Synaptics, Inc.(1)	508	34,803
Teradyne, Inc.	6,297	1,145,361
Texas Instruments, Inc.	10,616	1,786,354
Ultra Clean Holdings, Inc.(1)	589	14,937
Universal Display Corp.	902	107,275
		95,669,580
Software — 6.7%
A10 Networks, Inc.	5,326	91,714
Adeia, Inc.	7,177	88,779
Adobe, Inc.(1)	4,334	1,387,443
Appfolio, Inc., Class A(1)	271	61,864
AppLovin Corp., Class A(1)	4,459	2,673,081
Autodesk, Inc.(1)	2,621	795,054
Cadence Design Systems, Inc.(1)	2,699	841,656
Clear Secure, Inc., Class A	3,791	134,581
Commvault Systems, Inc.(1)	939	115,967
Crowdstrike Holdings, Inc., Class A(1)	1,612	820,766
Datadog, Inc., Class A(1)	1,320	211,213
Docusign, Inc.(1)	1,998	138,561
Dolby Laboratories, Inc., Class A	1,524	102,794
Dynatrace, Inc.(1)	633	28,206
Fair Isaac Corp.(1)	59	106,544
Fortinet, Inc.(1)	16,817	1,364,363
InterDigital, Inc.	1,441	515,518
Intuit, Inc.	1,891	1,199,045
LiveRamp Holdings, Inc.(1)	1,449	41,804
Manhattan Associates, Inc.(1)	1,370	241,736
Microsoft Corp.	77,295	38,029,913
OneSpan, Inc.	2,110	25,742
Oracle Corp.	16,620	3,356,409
Pagaya Technologies Ltd., Class A(1)	3,839	95,783
Palantir Technologies, Inc., Class A(1)	11,822	1,991,416
Palo Alto Networks, Inc.(1)	6,460	1,228,240
Pegasystems, Inc.	5,722	313,394
Progress Software Corp.(1)	642	26,585

Qualys, Inc.(1)	2,341	329,730
Riot Platforms, Inc.(1)	6,474	104,426
Salesforce, Inc.	6,021	1,388,081
ServiceNow, Inc.(1)	1,803	1,464,775
Strategy, Inc., Class A(1)	3,652	647,061
Synopsys, Inc.(1)	1,490	622,835
UiPath, Inc., Class A(1)	6,067	84,089
Workday, Inc., Class A(1)	1,453	313,296
Xperi, Inc.(1)	1,053	6,097
Zoom Communications, Inc., Class A(1)	3,435	291,838
Zscaler, Inc.(1)	299	75,199
		61,355,598
Specialized REITs — 0.0%
Millrose Properties, Inc.	2,138	65,144
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)(2)	849	2,895
Abercrombie & Fitch Co., Class A(1)	3,611	353,409
Academy Sports & Outdoors, Inc.	3,804	183,543
Advance Auto Parts, Inc.(2)	1,908	98,987
American Eagle Outfitters, Inc.	14,010	285,804
America's Car-Mart, Inc.(1)(2)	283	6,127
Arhaus, Inc.(1)	2,009	20,773
Arko Corp.(2)	3,379	16,084
Asbury Automotive Group, Inc.(1)	874	203,266
AutoNation, Inc.(1)	398	84,093
AutoZone, Inc.(1)	96	379,616
Best Buy Co., Inc.	8,529	676,179
Buckle, Inc.	2,375	134,140
Build-A-Bear Workshop, Inc.(2)	1,114	59,153
Burlington Stores, Inc.(1)	3,547	894,660
Caleres, Inc.(2)	3,007	35,212
CarMax, Inc.(1)	6,206	239,924
Carvana Co.(1)	694	259,903
Cato Corp., Class A(1)	608	2,128
Chewy, Inc., Class A(1)	4,763	165,610
Citi Trends, Inc.(1)	310	14,040
Designer Brands, Inc., Class A	3,573	15,507
Dick's Sporting Goods, Inc.	3,846	794,468
Five Below, Inc.(1)	3,323	547,929
Floor & Decor Holdings, Inc., Class A(1)(2)	3,617	230,114
GameStop Corp., Class A(1)	144	3,244
Gap, Inc.	16,876	456,833
Genesco, Inc.(1)	669	23,984
Group 1 Automotive, Inc.	572	229,395
Guess?, Inc.	2,340	39,920
Haverty Furniture Cos., Inc.	552	13,138
Home Depot, Inc.	11,318	4,039,621
Lands' End, Inc.(1)(2)	165	2,605
Lithia Motors, Inc.	631	201,188
Lowe's Cos., Inc.	4,185	1,014,779
MarineMax, Inc.(1)	860	20,107
Murphy USA, Inc.	1,174	452,072
National Vision Holdings, Inc.(1)	585	16,877
ODP Corp.(1)	2,447	68,443
O'Reilly Automotive, Inc.(1)	6,773	688,814

Penske Automotive Group, Inc.	466	75,362
PetMed Express, Inc.(1)	282	494
Ross Stores, Inc.	12,690	2,238,008
Sally Beauty Holdings, Inc.(1)	8,540	135,444
Shoe Carnival, Inc.	492	8,128
Signet Jewelers Ltd.	2,853	285,756
Sonic Automotive, Inc., Class A	509	32,082
TJX Cos., Inc.	29,762	4,521,443
Tractor Supply Co.	25,766	1,411,462
Ulta Beauty, Inc.(1)	2,317	1,248,469
Upbound Group, Inc.	3,697	66,250
Urban Outfitters, Inc.(1)	3,710	274,800
Valvoline, Inc.(1)	3,124	97,812
Victoria's Secret & Co.(1)	6,057	250,336
Williams-Sonoma, Inc.	6,630	1,193,466
Zumiez, Inc.(1)	640	16,640
		24,830,536
Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	181,611	50,642,227
Dell Technologies, Inc., Class C	2,087	278,301
Diebold Nixdorf, Inc.(1)	1,740	112,265
Eastman Kodak Co.(1)	2,017	15,410
Hewlett Packard Enterprise Co.	30,838	674,427
HP, Inc.	2,613	63,809
Immersion Corp.	1,954	13,893
NetApp, Inc.	3,602	401,839
Pure Storage, Inc., Class A(1)	3,263	290,277
Sandisk Corp.(1)	6,982	1,558,941
Seagate Technology Holdings PLC	558	154,393
Super Micro Computer, Inc.(1)	17,675	598,299
Western Digital Corp.	560	91,465
		54,895,546
Textiles, Apparel and Luxury Goods — 0.6%
Carter's, Inc.	2,586	82,519
Columbia Sportswear Co.	1,698	91,200
Crocs, Inc.(1)	3,963	336,776
Deckers Outdoor Corp.(1)	7,190	632,936
G-III Apparel Group Ltd.(1)	2,315	67,482
Hanesbrands, Inc.(1)	4,693	30,364
Lakeland Industries, Inc.(2)	124	1,882
Levi Strauss & Co., Class A	6,635	146,169
Lululemon Athletica, Inc.(1)	5,840	1,075,611
Movado Group, Inc.	613	12,836
NIKE, Inc., Class B	19,512	1,261,061
Oxford Industries, Inc.	933	35,603
PVH Corp.	2,090	177,148
Ralph Lauren Corp.	1,933	710,049
Rocky Brands, Inc.	110	3,341
Tapestry, Inc.	5,775	631,092
Under Armour, Inc., Class A(1)(2)	13,064	60,356
Under Armour, Inc., Class C(1)(2)	8,517	37,730
Unifi, Inc.(1)	394	1,375
VF Corp.(2)	30,702	537,285
Wolverine World Wide, Inc.	1,045	16,939
		5,949,754

Trading Companies and Distributors — 0.9%
Air Lease Corp.	6,550	418,742
Alta Equipment Group, Inc.	676	3,299
Applied Industrial Technologies, Inc.	1,177	304,631
BlueLinx Holdings, Inc.(1)	680	42,425
Boise Cascade Co.	1,344	102,467
DNOW, Inc.(1)	10,539	147,124
Fastenal Co.	27,940	1,128,776
FTAI Aviation Ltd.	2,985	517,121
GATX Corp.	2,235	357,444
Global Industrial Co.	653	18,702
Herc Holdings, Inc.	656	88,081
Hudson Technologies, Inc.(1)	2,646	17,993
Karat Packaging, Inc.	634	13,973
McGrath RentCorp	431	44,427
MSC Industrial Direct Co., Inc., Class A	1,550	137,888
NPK International, Inc.(1)	4,951	60,947
QXO, Inc.(1)(2)	6,762	126,652
Rush Enterprises, Inc., Class A	2,743	142,801
Rush Enterprises, Inc., Class B	22	1,174
SiteOne Landscape Supply, Inc.(1)	1,006	135,086
Titan Machinery, Inc.(1)	1,987	36,799
United Rentals, Inc.	2,210	1,801,548
Watsco, Inc.	590	204,376
WESCO International, Inc.	1,057	282,652
WW Grainger, Inc.	1,848	1,753,068
		7,888,196
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	1,152	10,644
Water Utilities — 0.0%
Artesian Resources Corp., Class A	194	6,111
Middlesex Water Co.	729	37,405
		43,516
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	828	40,721
Gogo, Inc.(1)	5,034	35,993
Telephone & Data Systems, Inc.	3,302	132,972
T-Mobile U.S., Inc.	10,083	2,107,448
		2,317,134
TOTAL COMMON STOCKS (Cost $614,747,216)		919,731,297
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
iTeos Therapeutics, Inc.(1)	1,269	13
Mirati Therapeutics, Inc.(1)	667	467
Sage Therapeutics, Inc.(1)	1,513	272
Verve Therapeutics, Inc.(1)	1,431	901
		1,668
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	559	3,465
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $2,092)		5,585

WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)(2)	427	512
Opendoor Technologies, Inc., Series K(1)(2)	698	1,333
Opendoor Technologies, Inc., Series Z(1)(2)	229	223
		2,068
Specialty Retail — 0.0%
GameStop Corp.(1)	14	47
TOTAL WARRANTS (Cost $—)		2,115
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,073,616	2,073,616
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,456,301	3,456,301
TOTAL SHORT-TERM INVESTMENTS (Cost $5,529,917)		5,529,917
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $620,279,225)		925,268,916
OTHER ASSETS AND LIABILITIES — (0.4)%		(3,766,598)
TOTAL NET ASSETS — 100.0%		$921,502,318

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,477,476. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,593,865, which includes securities collateral of $1,137,564.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$919,731,297	—	—
Rights	5,585	—	—
Warrants	2,115	—	—
Escrow Interests	—	$2	—
Short-Term Investments	5,529,917	—	—
	$925,268,914	$2	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.